April 18, 2018

Jacob C. Tiedt
Shareholder
+1 312 609 7697
jtiedt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Nuveen Investment Trust II (File No. 811-08333)
Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Symphony Low Volatility Equity Fund into Nuveen Santa Barbara Dividend Growth Fund, each a series of the Registrant.

This Registration Statement has been prepared in substantially the same form as the two Form N-14 registration statements filed by Nuveen Investment Trust on March 22, 2018 (Securities Act File Nos. 333-223844 and 333-223846). In addition, supplemental to required performance information, page 14 of the proxy statement/prospectus contained in this Registration Statement presents comparative information regarding the performance (measured as total return) and risk (measured as standard deviation) of Nuveen Symphony Low Volatility Equity Fund and Nuveen Santa Barbara Dividend Growth Fund to show that, although the Funds’ investment objectives, principal investment strategies and principal risks differ in certain respects, the Funds historically have had similar performance and risk profiles.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

Jacob C. Tiedt

Shareholder

LML

Enclosures